Investee Companies and other investments (Schedule of Composition of Advances on Account of Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Advances on account of investments			€ 8,000
Total advances on account of investment	€ 883	€ 798
Manara Project [Member]
Disclosure of associates [line items]
Advances on account of investments	€ 883	€ 798